Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flows - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (190,306)	¥ (195,340)
Net cash used in investing activities	(335)	(24,472)
Net cash generated from financing activities	¥ 205,251	¥ 214,440